Non-controlling interests - Balance of redeemable non-controlling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Balance at beginning	¥ 30,500
Add: Capital contribution	10,000	¥ 30,000
Less: Comprehensive loss	(464)	(806)
Add: Accretion of redeemable non-controlling interests		1,306
Add: Accretion of redeemable non-controlling interests before the deconsolidation of Suzhou Photon-Matrix	714
Less: Deconsolidation of Suzhou Photon-Matrix	(40,750)
Balance at ending	¥ 40,750	¥ 30,500